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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2003.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Einhorn
Title:    President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ DAVID EINHORN          New York, New York       May 13, 2003
     -----------------          ------------------       -----------------

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      $920,979


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

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
                                                     FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
NAME OF            TITLE OF                     VALUE       SHARES/   SH/   PUT/    INVESTMENT      OTHER   ------------------------
 ISSUER             CLASS          CUSIP       (x$1000)     PRN AMT   PRN   CALL      DSCRETN      MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL    COM          00763M108     41,964    3,120,000    SH               SOLE                  3,120,000
   OPTICS INC
ARCH COAL INC       COM          039380100     52,460    2,759,600    SH               SOLE                  2,759,600
ALLOY INC           COM          019855105     14,587    2,911,600    SH               SOLE                  2,911,600
ACTIVISION INC      COM          004930202      1,705      118,000    SH               SOLE                    118,000
BEAZER HOMES USA    COM          07556Q105     15,373      261,400    SH               SOLE                    261,400
   INC
CEC ENTMT INC       COM          125137109     13,605      500,000    SH               SOLE                    500,000
CNA FINL CORP       COM          126117100     18,278      816,000    SH               SOLE                    816,000
CATO CORP NEW       CL A         149205106      4,189      220,000    SH               SOLE                    220,000
CENDANT CORP        COM          151313103     59,119    4,655,000    SH               SOLE                  4,655,000
DISCOVERY           COM          254668106        311      180,769    SH               SOLE                    180,769
   LABORATORIES
   INC N
DOLLAR THRIFTY      COM          256743105      9,694      582,200    SH               SOLE                    582,200
   AUTOMOTIVE GP
ENDO                COM          29264F205     28,271    2,095,700    SH               SOLE                  2,095,700
   PHARMACEUTICALS
   HLDGS I
FOOT LOCKER INC     COM          344849104      4,551      425,300    SH               SOLE                    425,300
GEMSTAR-TV GUIDE    COM          36866W106     22,301    6,022,000    SH               SOLE                  6,022,000
   INTL INC
IDT CORP            CL B         448947309     57,242    3,793,400    SH               SOLE                  3,793,400
INFINITY PPTY & CAS COM          45665Q103     10,987      602,000    SH               SOLE                    602,000
 CORP
IOMEGA CORP         COM NEW      462030305     37,451    3,374,000    SH               SOLE                  3,374,000
LIBERTY MEDIA CORP  COM SER A    530718105     41,983    4,314,777    SH               SOLE                  4,314,777
   NEW
M D C HLDGS INC     COM          552676108    100,263    2,612,382    SH               SOLE                  2,612,382
MACROVISION CORP    COM          555904101     14,352    1,197,000    SH               SOLE                  1,197,000
MASSEY ENGERY CORP  COM          576206106     31,841    1,259,700    SH               SOLE                  1,259,700
MCDONALDS CORP      COM          580135101     13,014      900,000    SH               SOLE                    900,000
MERCER INTL INC     SH BEN INT   588056101     12,160    2,517,500    SH               SOLE                  2,517,500
MICRON TECHNOLOGY   COM          595112103        423       52,000    SH               SOLE                     52,000
   INC
MONSANTO CO NEW     COM          61166W101      8,200      500,000    SH               SOLE                    500,000
NEOMAGIC CORP       COM          640497103      3,572    2,791,000    SH               SOLE                  2,791,000
NEOPHARM INC        COM          640919106      9,597      833,770    SH               SOLE                    833,770
NEW CENTURY         COM          64352D101     52,866    1,695,500    SH               SOLE                  1,695,500
   FINANCIAL CORP
NORTH AMERN         COM          65915D100      3,776      498,100    SH               SOLE                    498,100
  SCIENTIFIC INC


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
OPTI INC            COM          683960108        518      381,700    SH               SOLE                    381,700
PATINA OIL & GAS    COM          703224105     57,750    1,755,325    SH               SOLE                  1,755,325
   CORP
PLAINS EXPL &       COM          726505100      4,600      557,600    SH               SOLE                    557,600
   PRODTN CO L P
PROVIDIAN FINL CORP SR NT CV     74406AAA0      5,925       75,000    PRN              SOLE                     75,000
                    3.25%05
SAFEGUARD           NOTE         786449AE8      5,444       77,500    PRN              SOLE                     77,500
   SCIENTIFICS INC  5.000% 6/1
SAXON CAPITAL INC   COM          80556P302      9,397      706,000    SH               SOLE                    706,000
SIERRA PAC RES NEW  COM          826428104      2,843      894,000    SH               SOLE                    894,000
SILICON GRAPHICS    COM          827056102      4,922    3,217,200    SH               SOLE                  3,217,200
  INC
SILICON GRAPHICS    NOTE 5.250%  827056AC6      6,090       81,200    PRN              SOLE                     81,200
  INC               9/0
STAGE STORES INC    COM NEW      85254C305     47,742    2,254,100    SH               SOLE                  2,254,100
SYCAMORE NETWORKS   COM          871206108     34,530   11,321,300    SH               SOLE                 11,321,300
  INC
3 COM CORP          COM          885535104      2,276      462,500    SH               SOLE                    462,500
UICI                COM          902737105      9,159      953,100    SH               SOLE                    953,100
U S INDS INC NEW    COM          912080108      5,887    1,486,500    SH               SOLE                  1,486,500
VISTEON CORP        COM          92839U107      7,769    1,307,900    SH               SOLE                  1,307,900
WASHINGTON GROUP    COM NEW      938862208      7,753      442,026    SH               SOLE                    442,026
 INTL INC
WELLCHOICE INC      COM          949475107     10,857      514,300    SH               SOLE                    514,300
YUM BRANDS INC      COM          988498101     13,382      550,000    SH               SOLE                    550,000